Investments accounted for using the equity method - Summary of financial information related to FCA Bank and the finance companies in partnership with Santander Consumer Finance (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	€ 7,166	€ 10,099
Of which: Cash and cash equivalents	34,100	43,669
Total Equity	82,115	82,120	€ 72,382	€ 56,307
Carrying amount of interest	7,037	6,013
Interest and similar expenses	(1,248)	(1,064)	(959)
Income tax expense	1,488	(3,793)	(2,729)
Profit from continuing operations	5,520	18,625	16,779
Net profit	5,520	18,625	16,779
Total Comprehensive income attributable to owners of the parent (A+B)	6,974	15,658	19,781
Company’s share of net profit	118	547	286
Finance companies in partnership with Group Santander Consumer Finance (“SCF”)
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	35,788	34,499
Of which: Cash and cash equivalents	3,201	3,452
Other assets	1,554	1,583
Financial liabilities	30,235	29,382
Other liabilities	3,076	2,746
Total Equity	4,033	3,954
Company’s share of net assets	2,016	1,977
Carrying amount of interest	2,016	1,977
Interest and similar income	3,382	3,303	2,592
Interest and similar expenses	(2,234)	(2,084)	(1,258)
Income tax expense	(193)	(239)	(219)
Profit from continuing operations	457	628	690
Net profit	457	628	690
Net profit attributable to owners of the parent (A)	229	314	345
Other comprehensive income/(loss) attributable to owners of the parent (B)	27	3	(8)
Total Comprehensive income attributable to owners of the parent (A+B)	256	317	337
Company’s share of net profit	€ 229	€ 314	€ 345